Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2022
Taxes Payable
Summary of Taxes Payable
	12/31/2022	12/31/2021
ICMS (State VAT)	131,587	146,598
IPI (Federal VAT)	4,553	4,163
PIS and COFINS (State VAT)	14,470	13,667
ISS (Municipal VAT)	23,610	45,533
Others	18,210	19,215
	192,430	229,176